DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions that were used in connection with the valuation of the warrants exercisable into common stock as of September 30, 2016:

Number of shares underlying the warrants on September 30, 2016	977,747
Fair market value of stock	$2.88
Exercise price	$6.85 to $2,400
Volatility	156% to 214%
Risk-free interest rate	0.57% to 0.85%
Expected dividend yield	—
Warrant life (years)	2.1 to 4.8

The following are the key assumptions used in connection with the valuation of the warrants associated with the August 2015 offering into common stock on the date of issuance, various exercise dates, and December 31, 2015:

	Series A	Series B	Series C	Series D
Date of warrant	8/19/2015	8/19/2015	8/19/2015	8/19/2015
Number of shares underlying the warrants	20,834	20,417	21,250	41,250
Fair market value of stock	$78.00	$78.00	$78.00	$78.00
Exercise price	$120.00	$1.20	$120.00	$118.80
Volatility	121.4%	121.4%	125.4%	125.4%
Risk-free interest rate	1.03%	1.03%	0.30%	0.30%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	0.25	0.25

	Series A	Series B Settlement
Date of warrant	11/10 to 11/19/2015	11/2/2015
Number of shares underlying the warrants	28,813	20,417
Fair market value of stock	$30.00 to 63.60	$72.00
Exercise price	$120.00	$90.00
Volatility	123 to 127%	128%
Risk-free interest rate	0.93%	0.26%
Expected dividend yield	—	—
Warrant life (years)	5	3

	Series A	Series B Settlement	Series C	Series D
Number of shares underlying the warrants on December 31, 2015	49,646	20,417	—	—
Fair market value of stock	$27.60	$27.60	$—	$—
Exercise price	$120.00	$90.00	$—	$—
Volatility	129%	140%	—%	—%
Risk-free interest rate	1.2%	0.48%	—%	—%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.63 to 4.88	2.83	—	—

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Beginning balance	$1,222,000	$320,000	$1,284,000	$270,000
Recognition of conversion feature liability	—	—	—	769,000
Recognition of warrant liabilities on issuance dates	3,766,000	3,368,000	4,823,000	3,783,000
Reclassification to stockholders’ equity upon exercise	—	(1,196,000)	(2,379,000)	(1,866,000)
Change in fair value of derivative liabilities	(2,565,000)	(1,103,000)	(1,305,000)	(1,567,000)
Ending balance	$2,423,000	$1,389,000	$2,423,000	$1,389,000

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative warrant associated with the August 2015 underwritten offering for the year ended December 31, 2015:

	Series A	Series B and Settlement	Series C	Series D	Total
Balance at January 1, 2015	$—	$—	$—	$—	$—
Recognition of warrant liability on issuance date	2,053,000	4,275,000	178,000	347,000	6,853,000
Reclassification of derivative liability to stockholders’ equity upon exercise	—	(2,617,000)	(714,000)	(464,000)	(3,795,000)
Change in fair value of derivative liabilities	(1,124,000)	(1,316,000)	536,000	117,000	(1,787,000)
Balance at December 31, 2015	$929,000	$342,000	$—	$—	$1,271,000

Derivative Financial Instruments, Liabilities [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the conversion options associated with the Series A Financing, Series B Financing, and Series C Financing on the date of issuance, at December 31, 2014 and December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Date of issuance	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares convertible into	625	292	705	1,500
Fair market value of stock	$612.00	$506.40	$540.00	$540.00
Conversion price	$684.00	$428.40	$480.00	$480.00
Volatility	131%	143.4%	143.4%	143.4%
Risk-free interest rate	0.25%	0.24%	0.22%	0.22%
Expected dividend yield	7%	7%	7%	7%
Life of convertible preferred stock (years)	1	1	1	1

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Years Ended December 31,
	2015	2014
Beginning balance	$270,000	$—
Recognition of conversion feature liability	769,000	150,000
Recognition of warrant liability on issuance date	7,268,000	120,000
Reclassification to stockholders’ equity upon exercise	(4,464,000)	—
Change in fair value of derivative liabilities	(2,559,000)	—
Ending balance	$1,284,000	$270,000

Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Company’s Level 3 derivative liabilities (conversion option and warrant derivatives) associated with the Series A Financing, Series B Financing, and Series C Financing for the year ended December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing	Total
Balance at January 1, 2015	$270,000	$—	$—	$—	$270,000
Recognition of conversion feature liability	—	81,000	220,000	468,000	769,000
Recognition of warrant derivative liability	—	45,000	118,000	252,000	415,000
Reclassification to stockholders’ equity upon conversion	(150,000)	(54,000)	(220,000)	(245,000)	(669,000)
Change in fair value of derivative liabilities	(114,000)	(71,000)	(117,000)	(470,000)	(772,000)
Balance at December 31, 2015	$6,000	$1,000	$1,000	$5,000	$13,000

Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following are the key assumptions used in connection with the valuation of the warrants associated with the Series A Financing, Series B Financing, and Series C Financing at December 31, 2014, their respective issuance dates, and December 31, 2015:

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Date of warrant	12/31/2014	2/11/2015	2/24/2015	2/24/2015
Number of shares underlying the warrants	313	146	353	750
Fair market value of stock	$612.00	$506.40	$540.00	$540.00
Exercise price	$2,400.00	$2,400.00	$2,400.00	$2,400.00
Volatility	112.9%	120.6%	115.8%	115.8%
Risk-free interest rate	0.96%	0.90%	0.90%	0.90%
Expected dividend yield	—	—	—	—
Warrant life (years)	5	5	5	5

	Series A Financing	Series B Financing	Series B (Related Party)	Series C Financing
Number of shares underlying the warrants on December 31, 2015	313	146	353	750
Fair market value of stock	$27.60	$27.60	$27.60	$27.60
Exercise price	$1,380.00	$1,380.00	$2,400.00	$1,380.00
Volatility	118.4%	116.8%	116.3%	116.3%
Risk-free interest rate	1.2%	1.2%	1.2%	1.2%
Expected dividend yield	—	—	—	—
Warrant life (years)	4.00	4.10	4.15	4.15